Employee Benefits Provisions (Tables)	6 Months Ended
Dec. 31, 2025
Employee Benefits Provisions [Abstract]
Schedule of Employee Benefits Provisions Liabilities
	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Provision for Annual leave	98,740	84,694

Non-current liabilities
Long service leave	38,839	24,992

	137,579	109,686

Schedule of Employee Entitlements Annual Leave	Annual leave
	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Balance	84,694	98,368
Annual leave taken	-	(20,504)
Additional provisions raised	14,046	6,830

Closing balance	98,740	84,694

Schedule of Employee Entitlements Long Service leave

Long Service leave

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Balance	24,992	20,018
Long service leave taken during the period	-	(4,496)
Additional provisions raised	13,847	9,470

Closing balance	38,839	24,992